Deconsolidation (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 07, 2025	Dec. 31, 2025
Deconsolidation
Disposal of discontinued operations		$ 55,916
Romantic Park Holdings Limited | Disposed by sale
Deconsolidation
Percent of equity interests sold	100.00%
Carrying value of the net liability	$ 0
Disposal of discontinued operations	$ 66,091